Commitments	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Note 4 - Commitments

The Founder and holders of the Private Placement Units (or underlying shares of common stock) are entitled to demand certain registration rights with respect to the Founders’ shares and the Private Placement Units (or underlying shares of common stock) as well as any other warrants that may be issued to them (or underlying shares of common stock) pursuant to an agreement signed on the October 25, 2012.

The Company entered into an underwriting agreement with the underwriter of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 2.5% of the gross proceeds of the Public Offering or $1,387,500 as underwriting discounts and commissions upon closing of the Public Offering. The Company will also pay the underwriter in the Public Offering a deferred underwriting discount of 2.5% of the gross proceeds of the Public Offering which is held in the Trust Account. The Underwriters will not receive their portion of their deferred underwriting discount related to redeemed or converted shares in connection with an Acquisition Transaction.

The Company presently occupies office space provided by Seacrest Shipping Co. Ltd., an affiliate of the Founders. Such affiliate has agreed that, until the Company consummates an Acquisition Transaction, it will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company has agreed to pay such affiliate $7,500 per month for such services commencing on November 1, 2012, provided however, that such affiliate has agreed that after four months the monthly fee will begin to accrue and will only be payable thereafter upon completion of an Acquisition Transaction. The Company incurred rent expense of $90,000 and $15,000 under this arrangement for the year ended December 31, 2013 and for the period from January 26, 2012 (inception) through December 31, 2012, respectively, which is included in general and administrative expenses in the accompanying statements of operations. The Company had an accrued related party expense balance under this arrangement of $105,000 and $15,000 as of December 31, 2013 and 2012, respectively, which is included in accounts payable and accrued expenses in the accompanying balance sheets.

Finder’s and Financial Services Agreements

On September 10, 2013, Aquasition entered into a Master Finder’s Fee Agreement (as amended from time to time, the “Finder’s Agreement”) with SNV Global Ltd. (“SNV”), pursuant to which SNV agreed to provide introductions to potential target companies to Aquasition, including KBS, among other services. Pursuant to an addendum to the Finder’s Agreement, dated February 26, 2014, the parties agreed that SNV would be entitled to a finder’s fee equal to 1.5% of the pre-closing equity value of Target, 1% to be paid in cash and 0.5% to be paid in newly issued shares of the combined company, payable if, and only if, an acquisition transaction with an introduced target is completed. If the combined company has less than $10 million unencumbered cash in the trust account as of the closing, then the combined company may elect to pay the cash portion of the finder’s fee in cash, newly issued shares or a combination thereof.

On May 8, 2014, Aquasition entered into an agreement (the “STRH Agreement”) with SunTrust Robinson Humphery, Inc. (“STRH”), pursuant to which STRH will provide Aquasition certain financial advisory services in connection with the Acquisition. Pursuant to the STRH Agreement, STRH will be entitled to a cash fee equal to $1,250,000 upon completion of an acquisition transaction prior to August 1, 2014 or during the term of STRH’s engagement. If an acquisition transaction is not completed within such period, then for a period of 24 months thereafter, if Aquasition is entitled to a breakup fee related to an acquisition transaction, then STRH will be entitled to 10% of any such breakup fee. In addition, Aquasition will reimburse STRH its out-of-pocket expenses related to the STRH Agreement, up to a maximum of $50,000.

On May 12, 2014, Aquasition entered into an agreement (the “EBC Agreement”) with Early Bird Capital, Inc. (“EBC”), pursuant to which EBC will provide Aquasition certain financial advisory services in connection with the Acquisition. Pursuant to the EBC Agreement, EBC will be entitled to a cash fee equal to $200,000, equity fee in the amount of 35,000 newly issued shares of the combined company, and an additional fee equal to 4% of the amount of the gross proceeds held in the trust account at closing of the Acquisition (excluding amounts attributable to Aquasition’s sponsors or investors introduced by such sponsors), all payable upon closing of the Acquisition. In addition, Aquasition will reimburse EBC its out-of-pocket expenses related to the EBC Agreement.